UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-05482

DWS High Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  MAY 31, 2010

Semiannual Report to Shareholders

DWS High Income Trust Ticker Symbol: KHI

Contents

3 Performance Summary

5 Portfolio Summary

7 Investment Portfolio

21 Statement of Assets and Liabilities

22 Statement of Operations

23 Statement of Cash Flows

24 Statement of Changes in Net Assets

25 Financial Highlights

27 Notes to Financial Statements

35 Other Information

36 Shareholder Meeting Results

37 Dividend Reinvestment Plan

39 Additional Information

40 Privacy Statement

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2010

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Returns and rankings based on net asset value during the 3-year, 5-year and 10-year periods shown reflect fee reductions. Without these fee reductions, returns and rankings would have been lower.

Average Annual Total Returns as of 5/31/10
DWS High Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	7.50%	34.11%	2.18%	5.56%	6.40%
Based on Market Price(a)	9.88%	38.79%	-1.50%	0.54%	4.53%
Credit Suisse High Yield Index(b)	6.49%	29.96%	4.73%	6.91%	7.77%
Lipper Closed-End High Current Yield Funds (Leveraged) Category(c)	8.10%	38.27%	-6.48%	1.64%	5.23%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

(c) Lipper's Closed-End High Current Yield Funds (Leveraged) Category represents funds that aim at a high (relative) current yield from fixed-income securities, have no quality or maturity restrictions, can use leverage and tend to invest in lower-grade debt issues. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the Closed-End High Current Yield Funds (Leveraged) Category. Category returns assume reinvestment of all distributions. It is not possible to invest directly into a Lipper category.

Net Asset Value and Market Price
	As of 5/31/10	As of 11/30/09
Net Asset Value	$ 9.08	$ 8.89
Market Price	$ 8.54	$ 8.18

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/10: Income Dividends	$ .45
May Income Dividend	$ .0675
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/10+	8.92%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/10+	9.48%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.

Lipper Rankings — Closed-End High Current Yield Funds (Leveraged) Category as of 5/31/10
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	22	of	34	63
3-Year	15	of	33	45
5-Year	12	of	29	40
10-Year	3	of	18	16

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/10	11/30/09

Corporate Bonds	87%	90%
Loan Participations and Assignments	8%	9%
Cash Equivalents	4%	1%
Common Stocks	1%	—
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/10	11/30/09

Consumer Discretionary	18%	18%
Financials	17%	17%
Energy	13%	11%
Materials	12%	14%
Telecommunication Services	11%	11%
Industrials	9%	8%
Health Care	6%	6%
Utilities	6%	8%
Information Technology	5%	4%
Consumer Staples	3%	3%
	100%	100%
Quality (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/10	11/30/09

A	—	1%
BBB	—	1%
BB	24%	26%
B	56%	47%
Below B	17%	22%
Not Rated	3%	3%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Interest Rate Sensitivity	5/31/10	11/30/09

Effective Maturity	5.6 years	5.3 years
Effective Duration	3.8 years	3.6 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Effective duration is the measurable change in the value of a security in response to a change in interest rates.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 7. A quarterly Fact Sheet is available upon request. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings as of the month-end is posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as May 31, 2010 (Unaudited)

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 122.4%
Consumer Discretionary 19.7%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		535,000	529,650
8.75%, 6/1/2019		705,000	712,050
American Achievement Corp., 144A, 8.25%, 4/1/2012		205,000	202,438
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		485,000	497,125
Arcos Dorados BV, 144A, 7.5%, 10/1/2019		220,000	224,400
ArvinMeritor, Inc., 10.625%, 3/15/2018		185,000	189,625
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	441,750
8.0%, 3/15/2014		200,000	197,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		515,000	509,850
AutoNation, Inc., 6.75%, 4/15/2018		1,175,000	1,151,500
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		135,000	135,000
Brunswick Corp., 144A, 11.25%, 11/1/2016		275,000	308,000
Cablevision Systems Corp.:
7.75%, 4/15/2018		70,000	68,425
8.0%, 4/15/2020		70,000	68,950
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		345,000	93,150
Carrols Corp., 9.0%, 1/15/2013		215,000	212,313
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		115,000	112,844
144A, 8.125%, 4/30/2020		75,000	74,250
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,265,000	1,220,725
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		95,000	96,188
Series B, 144A, 9.25%, 12/15/2017		145,000	147,538
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		75,000	73,875
CSC Holdings LLC, 144A, 8.5%, 6/15/2015		390,000	403,650
DISH DBS Corp.:
6.625%, 10/1/2014		590,000	581,150
7.125%, 2/1/2016		550,000	539,000
Dollarama Group Holdings LP, 7.206%***, 8/15/2012 (c)		350,000	348,250
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		70,000	72,275
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		455,000	5,119
Ford Motor Co., 7.45%, 7/16/2031		210,000	186,900
Games Merger Corp., 144A, 11.0%, 6/1/2018 (d)		80,000	78,800
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		145,000	152,250
144A, 9.375%, 11/15/2017		285,000	298,537
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		205,000	217,300
Gray Television, Inc., 144A, 10.5%, 6/29/2015		170,000	160,650
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	394,625
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		195,000	172,331
Hanesbrands, Inc., 8.0%, 12/15/2016		140,000	142,100
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		1,620,000	1,696,950
144A, 12.75%, 4/15/2018 (b)		155,000	143,375
Hertz Corp., 8.875%, 1/1/2014		1,160,000	1,165,800
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		327,000	282,446
Levi Strauss & Co., 144A, 7.625%, 5/15/2020		200,000	195,000
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		75,000	77,813
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	184,075
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		75,000	82,688
Mediacom Broadband LLC, 8.5%, 10/15/2015		295,000	292,787
Mediacom LLC, 144A, 9.125%, 8/15/2019		155,000	153,450
MGM MIRAGE:
144A, 9.0%, 3/15/2020		280,000	280,700
144A, 10.375%, 5/15/2014		300,000	318,750
144A, 11.125%, 11/15/2017		405,000	438,412
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		80,000	70,800
Netflix, Inc., 8.5%, 11/15/2017		140,000	144,550
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		155,000	153,450
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		1,030,000	1,081,500
Norcraft Holdings LP, 9.75%, 9/1/2012		514,000	468,382
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		150,000	152,250
Penske Automotive Group, Inc., 7.75%, 12/15/2016		975,000	918,937
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		240,000	241,200
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		65,000	60,450
144A, 8.625%, 8/1/2017		265,000	267,650
Sabre Holdings Corp., 8.35%, 3/15/2016		495,000	455,400
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		470,000	427,752
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		155,000	164,688
Simmons Co., 10.0%, 12/15/2014**		1,345,000	25,219
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		355,000	344,350
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		290,000	292,175
Standard Pacific Corp., 10.75%, 9/15/2016		280,000	303,800
Toys "R" Us, Inc., 7.375%, 10/15/2018		655,000	620,612
Travelport LLC:
4.877%***, 9/1/2014		315,000	292,950
9.875%, 9/1/2014		405,000	403,987
11.875%, 9/1/2016		50,000	50,375
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		120,000	450
United Components, Inc., 9.375%, 6/15/2013		70,000	69,650
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	656,894
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		495,000	485,100
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,370,000	1,647,572
144A, 8.0%, 11/1/2016	EUR	535,000	630,264
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		186,758	80,306
Videotron Ltd.:
6.875%, 1/15/2014		70,000	69,650
9.125%, 4/15/2018		395,000	422,650
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		335,000	346,725
Wynn Las Vegas LLC, 144A, 7.875%, 11/1/2017		805,000	796,950
Young Broadcasting, Inc., 8.75%, 1/15/2014**		2,020,000	4,040
Ziggo Bond Co., BV, 144A, 8.0%, 5/15/2018	EUR	355,000	422,569
			28,905,126
Consumer Staples 3.8%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		430,000	438,600
B&G Foods, Inc., 7.625%, 1/15/2018		215,000	214,463
Central Garden & Pet Co., 8.25%, 3/1/2018		230,000	227,700
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		140,000	141,400
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		210,000	210,525
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	239,287
General Nutrition Centers, Inc., 5.75%***, 3/15/2014 (PIK)		235,000	215,612
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	1,394,447
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		85,000	85,850
Rite Aid Corp., 7.5%, 3/1/2017		220,000	198,000
Smithfield Foods, Inc.:
7.75%, 7/1/2017		295,000	277,300
144A, 10.0%, 7/15/2014		520,000	556,725
SUPERVALU, Inc., 8.0%, 5/1/2016		210,000	206,850
Tops Markets LLC, 144A, 10.125%, 10/15/2015		360,000	371,700
TreeHouse Foods, Inc., 7.75%, 3/1/2018		150,000	153,375
Tyson Foods, Inc.:
7.85%, 4/1/2016		300,000	321,750
10.5%, 3/1/2014		345,000	405,375
			5,658,959
Energy 16.9%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		910,000	964,600
Belden & Blake Corp., 8.75%, 7/15/2012		1,940,000	1,804,200
Berry Petroleum Co., 10.25%, 6/1/2014		380,000	404,700
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	436,500
Chaparral Energy, Inc., 8.5%, 12/1/2015		885,000	805,350
Chesapeake Energy Corp.:
6.25%, 1/15/2018		260,000	258,050
6.875%, 1/15/2016		369,000	377,302
6.875%, 11/15/2020		730,000	722,700
7.25%, 12/15/2018		590,000	595,900
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		140,000	138,250
144A, 8.5%, 12/15/2019		140,000	139,300
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		420,000	415,800
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		680,000	691,050
144A, 8.25%, 4/1/2020		675,000	689,344
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		200,000	195,000
8.25%, 10/1/2019		105,000	108,413
Crosstex Energy LP, 144A, 8.875%, 2/15/2018		345,000	339,825
Dynegy Holdings, Inc., 7.75%, 6/1/2019		195,000	140,888
El Paso Corp.:
7.25%, 6/1/2018		455,000	445,612
8.25%, 2/15/2016		285,000	294,975
9.625%, 5/15/2012		275,000	292,553
EXCO Resources, Inc., 7.25%, 1/15/2011		626,000	623,652
Frontier Oil Corp.:
6.625%, 10/1/2011		320,000	323,200
8.5%, 9/15/2016		300,000	306,000
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		380,000	364,800
Holly Corp., 144A, 9.875%, 6/15/2017		530,000	535,300
KCS Energy, Inc., 7.125%, 4/1/2012		1,735,000	1,732,831
Linn Energy LLC, 144A, 8.625%, 4/15/2020		315,000	311,850
Mariner Energy, Inc., 7.5%, 4/15/2013		400,000	406,000
Newfield Exploration Co., 7.125%, 5/15/2018		1,160,000	1,145,500
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		170,000	170,850
OPTI Canada, Inc.:
7.875%, 12/15/2014		925,000	786,250
144A, 9.0%, 12/15/2012		65,000	65,325
Petrohawk Energy Corp.:
7.875%, 6/1/2015		200,000	193,750
9.125%, 7/15/2013		415,000	425,375
Plains Exploration & Production Co.:
7.0%, 3/15/2017		380,000	347,700
7.625%, 6/1/2018		765,000	714,319
8.625%, 10/15/2019		195,000	191,100
Quicksilver Resources, Inc., 7.125%, 4/1/2016		175,000	157,937
Regency Energy Partners LP:
8.375%, 12/15/2013		520,000	535,600
144A, 9.375%, 6/1/2016		590,000	613,600
Sabine Pass LNG LP, 7.25%, 11/30/2013		895,000	823,400
Southwestern Energy Co., 7.5%, 2/1/2018		525,000	551,250
Stone Energy Corp.:
6.75%, 12/15/2014		665,000	578,550
8.625%, 2/1/2017		815,000	757,950
Whiting Petroleum Corp.:
7.25%, 5/1/2012		1,705,000	1,700,737
7.25%, 5/1/2013		105,000	104,869
			24,728,007
Financials 20.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,065,000	990,450
Ally Financial, Inc.:
6.875%, 9/15/2011		2,011,000	2,011,000
7.0%, 2/1/2012		1,110,000	1,103,062
7.25%, 3/2/2011		465,000	466,744
144A, 8.0%, 3/15/2020		495,000	480,150
8.0%, 11/1/2031		205,000	186,550
144A, 8.3%, 2/12/2015		230,000	230,863
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		210,000	205,800
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		551,200	297,648
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		200,000	36,000
Case New Holland, Inc., 7.75%, 9/1/2013		275,000	279,812
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		210,000	191,625
CIT Group, Inc., 7.0%, 5/1/2017		665,000	600,162
Conproca SA de CV, REG S, 12.0%, 6/16/2010		456,950	458,834
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		420,000	424,200
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,090,000	1,002,800
12.5%, 11/30/2017 (PIK)		579,000	642,690
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012**		7,082,780	0
Express LLC, 144A, 8.75%, 3/1/2018		285,000	287,137
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		285,000	276,450
FCE Bank PLC, 9.375%, 1/17/2014	EUR	700,000	886,923
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		251,000	245,980
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,945,000	2,998,160
8.125%, 1/15/2020		225,000	225,213
9.875%, 8/10/2011		1,365,000	1,423,451
Hellas Telecommunications Finance SCA, 144A, 8.644%***, 7/15/2015 (PIK)	EUR	288,507	39
Hexion Finance Escrow LLC, 144A, 8.875%, 2/1/2018		190,000	175,750
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		155,000	154,225
144A, 9.25%, 5/15/2015	EUR	60,000	72,893
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		205,000	204,488
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		245,000	225,400
144A, 8.75%, 3/15/2017		490,000	448,350
iPayment, Inc., 9.75%, 5/15/2014		365,000	323,025
National Money Mart Co., 144A, 10.375%, 12/15/2016		385,000	388,850
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		570,000	107,588
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		540,000	499,500
11.5%, 5/1/2016		135,000	143,100
Nuveen Investments, Inc., 10.5%, 11/15/2015		100,000	90,000
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		635,000	571,500
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		300,000	299,250
144A, 9.25%, 4/1/2015		375,000	374,062
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		391,000	408,595
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		525,000	519,750
144A, 8.5%, 5/15/2018		100,000	95,000
SLM Corp., 8.0%, 3/25/2020		140,000	124,530
Sprint Capital Corp., 8.375%, 3/15/2012		850,000	875,500
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		175,000	172,813
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		1,100,000	1,485
UCI Holdco, Inc., 8.257%***, 12/15/2013 (PIK)		584,886	555,642
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,670,750
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018		2,540,000	2,495,550
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	1,425,000	1,788,035
144A, 11.75%, 7/15/2017		300,000	306,000
144A, 11.75%, 7/15/2017	EUR	360,000	457,236
144A, 12.0%, 12/1/2015		85,000	87,550
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	470,000	539,271
			30,127,431
Health Care 7.6%
Community Health Systems, Inc., 8.875%, 7/15/2015		2,515,000	2,574,731
HCA, Inc.:
144A, 7.875%, 2/15/2020		855,000	869,963
144A, 8.5%, 4/15/2019		335,000	350,075
9.125%, 11/15/2014		885,000	931,462
9.25%, 11/15/2016		3,045,000	3,189,637
9.625%, 11/15/2016 (PIK)		594,000	625,185
144A, 9.875%, 2/15/2017		345,000	363,975
HEALTHSOUTH Corp., 10.75%, 6/15/2016		305,000	329,400
IASIS Healthcare LLC, 8.75%, 6/15/2014		440,000	440,000
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		70,000	68,250
The Cooper Companies, Inc., 7.125%, 2/15/2015		680,000	673,200
Valeant Pharmaceuticals International:
144A, 7.625%, 3/15/2020		215,000	210,163
8.375%, 6/15/2016		275,000	281,188
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		320,000	304,000
			11,211,229
Industrials 11.9%
Acco Brands Corp., 10.625%, 3/15/2015		105,000	113,663
ARAMARK Corp., 8.5%, 2/1/2015		530,000	528,675
BE Aerospace, Inc., 8.5%, 7/1/2018		880,000	910,800
Belden, Inc., 7.0%, 3/15/2017		340,000	324,700
Bombardier, Inc., 144A, 7.75%, 3/15/2020		1,645,000	1,665,562
Cenveo Corp.:
144A, 8.875%, 2/1/2018		645,000	627,262
144A, 10.5%, 8/15/2016		360,000	360,450
Clean Harbors, Inc., 7.625%, 8/15/2016		220,000	225,500
Congoleum Corp., 8.625%, 8/1/2008**		715,000	159,088
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	36,138
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		105,000	107,625
Esco Corp., 144A, 4.132%***, 12/15/2013		40,000	36,850
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	200,363
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		305,000	304,619
Iron Mountain, Inc., 8.375%, 8/15/2021		620,000	629,300
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		380,000	363,850
10.625%, 10/15/2016		110,000	112,475
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		860,000	851,400
7.625%, 12/1/2013		905,000	895,950
144A, 8.0%, 2/1/2018		700,000	699,125
Kansas City Southern Railway Co., 8.0%, 6/1/2015		710,000	710,000
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		300,000	291,000
Mobile Mini, Inc., 9.75%, 8/1/2014		445,000	452,787
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		650,000	632,125
Oshkosh Corp.:
8.25%, 3/1/2017		75,000	77,250
8.5%, 3/1/2020		155,000	160,425
Owens Corning, Inc., 9.0%, 6/15/2019		440,000	507,740
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		235,000	237,350
RailAmerica, Inc., 9.25%, 7/1/2017		280,000	291,200
RBS Global & Rexnord Corp.:
144A, 8.5%, 5/1/2018		690,000	655,500
11.75%, 8/1/2016		115,000	120,175
Rearden G Holdings Eins GmbH, 144A, 7.875%, 3/30/2020		140,000	136,500
Sitel LLC, 144A, 11.5%, 4/1/2018		290,000	275,500
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		210,000	206,850
Titan International, Inc., 8.0%, 1/15/2012		995,000	1,042,262
TransDigm, Inc.:
7.75%, 7/15/2014		205,000	204,488
144A, 7.75%, 7/15/2014		215,000	215,000
Triumph Group, Inc., 8.0%, 11/15/2017		70,000	67,200
United Rentals North America, Inc.:
7.0%, 2/15/2014		635,000	595,312
9.25%, 12/15/2019		945,000	948,544
10.875%, 6/15/2016		230,000	244,950
USG Corp., 144A, 9.75%, 8/1/2014		205,000	214,737
			17,440,290
Information Technology 7.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		525,000	357,000
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		375,000	361,875
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		380,000	376,675
Equinix, Inc., 8.125%, 3/1/2018		760,000	771,400
First Data Corp., 9.875%, 9/24/2015		255,000	207,825
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		390,000	351,975
144A, 9.25%, 4/15/2018		1,210,000	1,200,925
Jabil Circuit, Inc., 7.75%, 7/15/2016		135,000	138,038
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		140,000	141,750
L-3 Communications Corp.:
5.875%, 1/15/2015		2,850,000	2,828,625
Series B, 6.375%, 10/15/2015		1,085,000	1,085,000
ManTech International Corp., 144A, 7.25%, 4/15/2018		190,000	190,475
MasTec, Inc., 7.625%, 2/1/2017		475,000	458,969
NXP BV, 7.875%, 10/15/2014		150,000	138,375
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		185,000	175,750
Seagate Technology International, 144A, 10.0%, 5/1/2014		205,000	229,856
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		420,000	424,725
10.625%, 5/15/2015		360,000	379,800
Unisys Corp., 144A, 12.75%, 10/15/2014		365,000	417,925
Vangent, Inc., 9.625%, 2/15/2015		275,000	257,812
			10,494,775
Materials 13.9%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		202,000	164,125
Ashland, Inc., 9.125%, 6/1/2017		315,000	344,925
Ball Corp.:
7.125%, 9/1/2016		1,210,000	1,240,250
7.375%, 9/1/2019		135,000	136,688
Berry Plastics Corp.:
8.25%, 11/15/2015		630,000	618,975
144A, 9.5%, 5/15/2018		190,000	170,050
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020		175,000	176,312
CF Industries, Inc., 6.875%, 5/1/2018		230,000	230,287
Clondalkin Acquisition BV, 144A, 2.257%***, 12/15/2013		1,435,000	1,354,281
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		380,000	395,200
CPG International I, Inc., 10.5%, 7/1/2013		760,000	767,600
Crown Americas LLC, 144A, 7.625%, 5/15/2017		1,345,000	1,351,725
Domtar Corp., 10.75%, 6/1/2017		345,000	403,650
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		585,000	599,625
Exopack Holding Corp., 11.25%, 2/1/2014		1,125,000	1,171,406
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		776,436	659,971
10.0%, 3/31/2015		764,160	649,536
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		260,000	258,700
144A, 8.25%, 5/1/2016		595,000	618,800
Graphic Packaging International, Inc., 9.5%, 6/15/2017		750,000	780,000
Greif, Inc., 7.75%, 8/1/2019		110,000	112,338
Hexcel Corp., 6.75%, 2/1/2015		1,345,000	1,314,737
Koppers, Inc., 144A, 7.875%, 12/1/2019		425,000	427,125
Kronos International, Inc., 6.5%, 4/15/2013	EUR	180,000	181,680
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		545,000	479,600
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		180,000	158,400
Momentive Performance Materials, Inc., 144A, 12.5%, 6/15/2014		165,000	178,200
NewMarket Corp., 7.125%, 12/15/2016		810,000	793,800
Novelis, Inc.:
7.25%, 2/15/2015		280,000	262,444
11.5%, 2/15/2015		355,000	385,175
Owens-Brockway Glass Container, Inc.:
144A, 3.0%, 6/1/2015		115,000	110,975
7.375%, 5/15/2016		1,960,000	1,994,300
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		70,000	76,300
Radnor Holdings Corp., 11.0%, 3/15/2010**		180,000	18
Silgan Holdings, Inc., 7.25%, 8/15/2016		370,000	373,700
United States Steel Corp., 7.375%, 4/1/2020		490,000	478,975
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	459,550
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		627,982	535,355
			20,414,778
Telecommunication Services 14.4%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		125,000	132,500
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		645,000	607,913
8.75%, 3/15/2018		1,295,000	1,197,875
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,290,000	1,299,675
10.0%, 7/15/2015 (b)		730,000	748,250
Crown Castle International Corp.:
7.125%, 11/1/2019		280,000	271,600
9.0%, 1/15/2015		690,000	725,363
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		260,000	263,250
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,130,000	1,107,400
ERC Ireland Preferred Equity Ltd., 144A, 7.683%***, 2/15/2017 (PIK)	EUR	458,960	102,391
GCI, Inc., 144A, 8.625%, 11/15/2019		105,000	101,850
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012**		170,812	59,784
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,050,000	1,044,750
Intelsat Corp.:
9.25%, 8/15/2014		145,000	147,538
9.25%, 6/15/2016		1,665,000	1,706,625
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		345,000	343,275
11.25%, 6/15/2016		370,000	390,350
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		870,000	878,700
iPCS, Inc., 2.469%***, 5/1/2013		180,000	165,600
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		1,455,000	1,496,050
Millicom International Cellular SA, 10.0%, 12/1/2013		1,985,000	2,049,512
New Communications Holdings, Inc.:
144A, 7.875%, 4/15/2015		70,000	69,475
144A, 8.25%, 4/15/2017		405,000	400,950
144A, 8.5%, 4/15/2020		540,000	531,900
144A, 8.75%, 4/15/2022		70,000	68,775
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		380,000	363,850
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		350,000	341,250
144A, 8.0%, 10/1/2015		350,000	350,875
Qwest Corp., 8.375%, 5/1/2016		30,000	32,550
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		110,000	113,300
144A, 8.25%, 8/15/2019		150,000	156,375
Sprint Nextel Corp., 8.375%, 8/15/2017		660,000	648,450
Telesat Canada, 11.0%, 11/1/2015		1,435,000	1,556,975
tw telecom holdings, Inc., 144A, 8.0%, 3/1/2018		140,000	140,350
West Corp., 9.5%, 10/15/2014		210,000	208,950
Windstream Corp.:
7.0%, 3/15/2019		515,000	468,650
7.875%, 11/1/2017		710,000	669,175
8.625%, 8/1/2016		80,000	79,200
			21,041,301
Utilities 6.4%
AES Corp.:
8.0%, 10/15/2017		440,000	432,300
8.0%, 6/1/2020		480,000	465,600
144A, 8.75%, 5/15/2013		1,059,000	1,074,885
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		315,000	320,513
Kinder Morgan, Inc., 6.5%, 9/1/2012		200,000	207,500
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,250,000	1,271,875
Mirant North America LLC, 7.375%, 12/31/2013		280,000	280,700
NRG Energy, Inc.:
7.25%, 2/1/2014		2,465,000	2,434,187
7.375%, 2/1/2016		1,040,000	1,006,200
7.375%, 1/15/2017		900,000	855,000
NV Energy, Inc.:
6.75%, 8/15/2017		465,000	467,856
8.625%, 3/15/2014		155,000	159,456
RRI Energy, Inc., 7.875%, 6/15/2017		75,000	69,375
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	99,500
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		270,000	180,900
			9,325,847
Total Corporate Bonds (Cost $188,541,179)			179,347,743

Loan Participations and Assignments 10.7%
Senior Loans***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010**		466,667	0
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		110,000	110,894
Buffets, Inc.:
Letter of Credit, Term Loan B, 7.44%, 5/1/2013		71,685	48,746
Term Loan B, 10.0%, 4/21/2015		205,000	190,650
Charter Communications Operating LLC, New Term Loan, 7.25%, 3/6/2014		1,250,773	1,257,702
Clarke American Corp., Term Loan B, 2.79%, 6/30/2014		149,984	131,773
Ford Motor Co., Term Loan, 3.34%, 12/16/2013		3,164,357	2,967,566
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 2.29%, 3/26/2014		63,075	52,195
Term Loan, 2.354%, 3/26/2014		1,060,507	877,570
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013		789,604	731,963
Term Loan C2, 2.563%, 5/6/2013		389,536	361,100
IASIS Healthcare LLC, Term Loan, 5.588%, 6/13/2014 (PIK)		653,813	594,969
Kabel Deutschland GmbH, Term Loan, 7.983%, 12/19/2014 (PIK)	EUR	1,889,070	2,104,505
Nuveen Investments, Inc., Term Loan, 3.323%, 11/13/2014		332,407	283,885
OSI Restaurant Partners LLC:
Term Loan, 2.507%, 6/14/2013		63,842	55,702
Term Loan B, 2.625%, 6/14/2014		706,550	616,468
Sabre, Inc., Term Loan B, 2.354%, 9/30/2014		327,406	295,220
Sbarro, Inc., Term Loan, 4.845%, 1/31/2014		288,000	264,719
Scorpion Holding Ltd., Second Lien Term Loan, 7.845%, 11/29/2010		630,000	626,850
Telesat Canada:
Term Loan I, 3.36%, 10/31/2014		962,027	928,756
Term Loan II, 3.36%, 10/31/2014		82,631	79,773
Texas Competitive Electric Holdings Co., LLC, Term Loan B3, 3.797%, 10/10/2014		2,362,250	1,817,019
Tribune Co., Term Loan B, 5.25%, 6/4/2014**		671,500	412,439
US Foodservice, Inc., Term Loan B, 2.85%, 5/29/2012		528,641	463,089
VML US Finance LLC:
Delayed Draw Term Loan B, 4.8%, 5/25/2012		112,969	109,439
Term Loan B, 4.8%, 5/27/2013		195,579	189,467
Total Loan Participations and Assignments (Cost $16,905,793)			15,572,459

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $384,917)		810,000	631,800
	Shares	Value ($)

Common Stocks 0.9%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	14,706	91,177
Dex One Corp.*	4,064	83,231
SuperMedia, Inc.*	757	22,808
Vertis Holdings, Inc.*	7,700	0
		197,216
Industrials 0.0%
World Color Press, Inc.*	2,369	28,357
Materials 0.8%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091
LyondellBasell Industries NV "A"*	18,854	335,036
LyondellBasell Industries NV "B"*	42,856	758,552
		1,106,656
Total Common Stocks (Cost $3,415,874)		1,332,229

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/15/2017*	972	0
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	105,300	0
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	2,684	10,065
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	775	0
Total Warrants (Cost $124,997)		10,065

Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 0.28% (e) (f) (Cost $1,389,708)	1,389,708	1,389,708

Cash Equivalents 5.5%
Central Cash Management Fund, 0.22% (e) (Cost $8,096,974)	8,096,974	8,096,974
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $218,859,442)+	140.9	206,380,978
Other Assets and Liabilities, Net	3.5	5,111,014
Notes Payable	(44.4)	(65,000,000)
Net Assets	100.0	146,491,992

* Non-income producing security.

** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	466,667	USD	467,631	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	200,000	USD	200,147	36,000
CanWest MediaWorks LP	9.25%	8/1/2015	345,000	USD	345,000	93,150
Congoleum Corp.	8.625%	8/1/2008	715,000	USD	600,300	159,088
Eaton Vance Corp., CDO II	13.68%	7/15/2012	7,082,780	USD	3,904,801	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	455,000	USD	456,800	5,119
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	170,812	USD	162,544	59,784
New ASAT (Finance) Ltd.	9.25%	2/1/2011	570,000	USD	494,231	107,588
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	USD	117,163	18
Simmons Co.	10.0%	12/15/2014	1,345,000	USD	1,128,694	25,219
Tribune Co.	5.25%	6/4/2014	671,500	USD	671,080	412,439
Tropicana Entertainment LLC	9.625%	12/15/2014	1,100,000	USD	827,274	1,485
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	120,000	USD	115,163	450
Young Broadcasting, Inc.	8.75%	1/15/2014	2,020,000	USD	1,743,963	4,040
					11,234,791	904,380

*** These securities are shown at their current rate as of May 31, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $219,295,752. At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $12,914,774. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,188,246 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,103,020.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2010 amounted to $1,318,313, which is 0.9% of net assets.

(c) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.

(d) When-issued security.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

LIBOR: London InterBank Offered Rate

PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

As of May 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	7,563,800	USD	9,300,575	6/25/2010	216,638	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	181,700	USD	222,714	6/25/2010	(708)	JPMorgan Chase Securities, Inc.
Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Corporate Bonds	$ —	$ 178,038,236	$ 1,309,507	$ 179,347,743
Loan Participations and Assignments	—	15,572,459	—	15,572,459
Preferred Security	—	631,800	—	631,800
Common Stocks (g)	1,227,984	91,177	13,068	1,332,229
Warrants (g)	$ —	$ 10,065	$ 0	$ 10,065
Short-Term Investments (g)	9,486,682	—	—	9,486,682
Derivatives (h)	—	216,638	—	216,638
Total	$ 10,714,666	$ 194,560,375	$ 1,322,575	$ 206,597,616
Liabilities
Derivatives (h)	$ —	$ (708)	$ —	$ (708)
Total	$ —	$ (708)	$ —	$ (708)

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Common Stocks
Balance as of November 30, 2009	$ 1,568,397	$ 1,236,920	$ 13,068
Net realized gain (loss)	—	(196,621)	—
Change in unrealized appreciation (depreciation)	74,509	239,845	0
Amortization premium/discount	2,521	2,700	—
Net purchases (sales)	—	(634,760)
Net transfers in (out) of Level 3	(335,920)	(648,084)	—
Balance as of May 31, 2010	$ 1,309,507	$ —	$ 13,068
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2010	$ 74,509	$ —	$ 0
	Convertible Preferred Stocks	Warrants	Total
Balance as of November 30, 2009	$ 0	$ 10,943	$ 2,829,328
Net realized gain (loss)	(38,785)	—	(235,406)
Change in unrealized appreciation (depreciation)	38,785	(10,943)	342,196
Amortization premium/discount	—	—	5,221
Net purchases (sales)	0	—	(634,760)
Net transfers in (out) of Level 3	—	—	(984,004)
Balance as of May 31, 2010	$ —	$ 0	$ 1,322,575
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2010	$ —	$ (10,943)	$ 63,566

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of May 31, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $209,372,760) — including $1,318,313 of securities loaned	$ 196,894,296
Investment in Daily Assets Fund Institutional (cost $1,389,708)*	1,389,708
Investment in Central Cash Management Fund (cost $8,096,974)	8,096,974
Total investments, at value (cost $218,859,442)	206,380,978
Cash	7,229
Receivable for investments sold	2,714,629
Interest receivable	4,459,565
Net receivable on closed forward foreign currency exchange contracts	15,449
Unrealized appreciation on forward foreign currency exchange contracts	216,638
Other assets	1,298
Total assets	213,795,786
Liabilities
Payable for investments purchased	522,024
Payable for investments purchased — when-issued securities	80,000
Notes payable	65,000,000
Interest on notes payable	38,508
Payable upon return of securities loaned	1,389,708
Unrealized depreciation on forward foreign currency exchange contracts	708
Accrued management fee	104,148
Other accrued expenses and payables	168,698
Total liabilities	67,303,794
Net assets, at value	$ 146,491,992
Net Assets Consist of
Undistributed net investment income	1,697,199
Net unrealized appreciation (depreciation) on: Investments	(12,478,464)
Foreign currency	189,873
Accumulated net realized gain (loss)	(93,794,085)
Paid-in capital	250,877,469
Net assets, at value	$ 146,491,992
Net Asset Value
Net Asset Value per share ($146,491,992 ÷ 16,134,450 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.08

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended May 31, 2010 (Unaudited)
Investment Income
Income: Interest	$ 9,616,553
Income distributions — Central Cash Management Fund	3,256
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	7,797
Total Income	9,627,606
Expenses: Management fee	629,652
Services to shareholders	36,331
Custodian fee	26,298
Professional fees	64,657
Trustees' fees and expenses	2,974
Reports to shareholders	45,192
Interest expense	477,806
Stock exchange listing fees	12,121
Other	36,159
Total expenses	1,331,190
Net investment income	8,296,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,210,370
Foreign currency	2,089,828
4,300,198
Change in net unrealized appreciation (depreciation) on: Investments	(2,480,077)
Foreign currency	229,683
(2,250,394)
Net gain (loss)	2,049,804
Net increase (decrease) in net assets resulting from operations	$ 10,346,220

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended May 31, 2010 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 10,346,220
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(71,647,506)
Net purchases, sales and maturities of short-term investments	(6,908,858)
Net amortization of premium (discount)	(936,245)
Proceeds from sales and maturities of long-term investments	81,998,530
(Increase) decrease in interest receivable	(205,202)
(Increase) decrease in net receivable on closed forward foreign currency exchange contracts	(15,449)
(Increase) decrease in other assets	(1,298)
(Increase) decrease in receivable for investments sold	(1,632,865)
Increase (decrease) in interest on notes payable	(9,374)
Increase (decrease) in payable for investments and when-issued securities purchased	(3,388,124)
Increase (decrease) in accrued expenses and payables	(13,253)
Change in net unrealized (appreciation) depreciation on investments	2,480,077
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(262,779)
Net realized (gain) loss from investments	(2,210,370)
Cash provided (used) by operating activities	7,593,504
Cash Flows from Financing Activities
Net increase (decrease) in foreign currency overdraft	(283,698)
Distributions paid	(7,316,981)
Cash provided (used) by financing activities	(7,600,679)
Increase (decrease) in cash	(7,175)
Cash at beginning of period	14,404
Cash at end of period	$ 7,229
Supplemental Disclosure
Interest paid on notes	$ (487,180)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2010 (Unaudited)	Year Ended November 30, 2009
Operations: Net investment income	$ 8,296,416	$ 14,298,853
Net realized gain (loss)	4,300,198	(13,100,784)
Change in net unrealized appreciation (depreciation)	(2,250,394)	58,363,915
Net increase (decrease) in net assets resulting from operations	10,346,220	59,561,984
Distributions to shareholders from: Net investment income	(7,316,981)	(13,856,696)
Fund share transactions: Cost of shares repurchased	—	(66,362)
Increase (decrease) in net assets	3,029,239	45,638,926
Net assets at beginning of period	143,462,753	97,823,827
Net assets at end of period (including undistributed net investment income of $1,697,199 and $717,764, respectively)	$ 146,491,992	$ 143,462,753
Other Information
Shares outstanding at beginning of period	16,134,450	16,145,799(a)
Shares repurchased	—	(11,349)(a)
Shares outstanding at end of period	16,134,450	16,134,450(a)

(a) Shares for the year ended November 30, 2009 have been adjusted to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended November 30,	2010[a]	2009[h]	2008[h]	2007[h]	2006[h]	2005[h]
Selected Per Share Data
Net asset value, beginning of period	$ 8.89	$ 6.06	$ 10.85	$ 11.80	$ 11.70	$ 12.29
Income (loss) from investment operations: Net investment income[b]	.51	.89	.98	1.02	1.08	1.20
Net realized and unrealized gain (loss)	.13	2.80	(4.75)	(.93)	.26	(.47)
Total from investment operations	.64	3.69	(3.77)	.09	1.34	.73
Less distributions from: Net investment income	(.45)	(.86)	(1.02)	(1.06)	(1.22)	(1.32)
Return of capital	—	—	—	—	(.02)	—
Total distributions	(.45)	(.86)	(1.02)	(1.06)	(1.24)	(1.32)
NAV accretion resulting from repurchases of shares at value[b]	—	.00***	—	—	—	—
Reimbursement by Advisor	—	—	—	.02	—	—
Net asset value, end of period	$ 9.08	$ 8.89	$ 6.06	$ 10.85	$ 11.80	$ 11.70
Market value, end of period	$ 8.54	$ 8.18	$ 5.04	$ 9.82	$ 12.24	$ 15.34
Total Return
Based on net asset value (%)[c]	7.50**	66.75	(37.13)[e,g]	.93[e,f]	10.83[e]	4.60
Based on market value (%)[c]	9.88**	83.88	(41.98)	(12.02)	(12.32)	14.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	146	143	98	175	190	187
Ratio of expenses before fee reductions (including interest expense) (%)	1.80*	1.93	2.54	2.97	2.76	2.25
Ratio of expenses after fee reductions (including interest expense) (%)	1.80*	1.93	2.53	2.97	2.75	2.25
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.15*	1.27	1.11	1.10	1.02	1.13
Ratio of net investment income (%)	11.20*	11.91	10.19	8.75	9.26	9.95
Portfolio turnover rate (%)	35**	59	53	57	87	102
Total debt outstanding at end of period ($ thousands)	65,000	65,000	45,800	56,500	62,000	60,750
Asset coverage per $1,000 of debt[d]	3,254	3,207	3,137	4,102	4,059	4,075

[a] For the six months ended May 31, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

[d] Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.

[e] Total return would have been lower had certain fees not been reduced.

[f] Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.10% lower.

[g] Includes a reimbursement from the Advisor to reimburse the effect of a loss incurred in violation of investment restrictions during the period. Excluding this reimbursement, total return would have been 0.16% lower.

[h] Per share data, including the proportionate impact to market price, have been restated to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Trust (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior Loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These loans are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2010 is included in a table following the the Fund's Investment Portfolio. For the six months ended May 31, 2010, the Fund invested in forward currency contracts with a total contract value generally indicative of a range from approximately $9,523,000 to $13,994,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2010 and the related location in the accompanying Statement of Assets and Liabilities presented by the primary underlying risk exposure:

Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 232,087

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on forward foreign currency exchange contracts and net receivable on closed forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ (708)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$ 2,436,807

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	262,779

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2009, the Fund had a net tax basis capital loss carryforward of approximately $96,875,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2010 ($39,455,000), November 30, 2011 ($16,502,000), November 30, 2013 ($515,000), November 30, 2014 ($3,515,000), November 30, 2015 ($1,317,000), November 30, 2016 ($18,292,000) and November 30, 2017 ($17,279,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash held at the Fund's custodian bank at May 31, 2010.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2010, purchases and sales of investment securities (excluding short-term instruments) aggregated $71,647,506 and $81,998,530, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the Fund's average weekly net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of the Fund's average weekly net assets	.85%
Over $250 million of such assets	.75%

Accordingly, for the six months ended May 31, 2010, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.85% of the Fund's average daily net assets.

Service Provider Fees. DWS Investments Service Company (``DISC''), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2010, the amount charged to the Fund by DISC aggregated $23,592, of which $11,309 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,646, of which $6,657 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Investing in High Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Borrowings

The Fund has entered into a revolving credit agreement dated May 31, 2002 with a commercial bank (the "Lender"), which allows the Fund to borrow against a secured line of credit in an aggregate amount up to $65,000,000. The borrowings under the line of credit are secured by a pledge of the Fund's portfolio securities. The revolving credit agreement facility has a maturity date of June 23, 2011 subject to early termination discussed below. There is no assurance the facility will be renewed in 2011. The notes payable represent a secured loan of $65,000,000, which is the amount drawn on the facility at May 31, 2010. The note bears interest at the commercial paper rate plus program fees. A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" on the Statement of Operations. The loan amounts and rates are reset periodically under the revolving credit agreement.

The weighted average outstanding daily balance of all loans (based on the 182 days the loans were outstanding) during the six months ended May 31, 2010 was approximately $65,000,000, with a weighted average borrowing cost of 1.47%.

Draws on the line of credit are funded by the issuance of commercial paper. The Lender's obligation under the revolving credit agreement is supported by a Standby Purchase Agreement between the Lender and a commercial bank. The Lender's commitment under the revolving credit agreement is subject to early termination on the scheduled termination date of the Standby Purchase Agreement. The Standby Purchase Agreement had an initial term of 364 days, and is renewable for additional periods, which may be shorter than 364 days. As such, the revolving credit agreement may be terminated by the Lender upon ninety (90) days notice if the Standby Purchase Agreement is not renewed at any time, and is also subject to other customary termination events.

G. Share Repurchases

For the period from February 1, 2009 through January 31, 2010, the Fund was authorized to effect periodic repurchases for up to 5% of its outstanding shares in the open market from time to time when the Fund's shares traded at a discount to their net asset value. There were no shares repurchased during the period ended May 31, 2010.

H. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Notice of Possible Share Repurchases

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund may from time to time repurchase shares of the Fund in the open market at the option of the Board of Trustees and on such terms as the Trustees may determine.

Portfolio Manager

Gary Sullivan, CFA, portfolio manager of the Fund, has changed his name to Gary Russell.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS High Income Trust (the "Fund") was held on May 24, 2010 at the New York Marriott East Side, 525 Lexington Avenue, New York, New York 10017. At the Meeting, the following matter was voted upon by the shareholders. Final results certified by the Independent Inspector of Election indicate that a quorum was present but none of the nominees received a sufficient number of votes to be elected as Board Member (the vote of a majority of outstanding shares is required to elect Board Members). Therefore, the incumbent Trustees (Ms. Jean Gleason Stromberg and Messrs. Henry P. Becton, Jr., Paul K. Freeman and William McClayton) will continue as Class II Board Members until 2013 and until such time as successors are elected and qualify. Vote results are indicated below.

1. Election of four Class II Board Members of the Fund:

Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	4,558,302	2,333,070
Paul K. Freeman	4,575,754	2,315,618
William McClayton	4,559,849	2,331,523
Jean Gleason Stromberg	4,563,551	2,327,821

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066
Kansas City, Missouri 64121-9066
(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns. If Shares are purchased at a discount, the amount of the discount is considered taxable income and is added to the cost basis of the purchased Shares.

Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain quarterly fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KHI
CUSIP Number	23337C 208

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	-	-	795,941
January 1 through January 31	-	-	-	795,941
February 1 through February 28	-	-	-	-
March 1 through March 31	-	-	-	-
April 1 through April 30	-	-	-	-
May 1 through May 31	-	-	-	-
Total	-	-	-

On January 30, 2009, the Fund announced that the Fund’s Board of Trustees has authorized an open-market stock repurchase program. Effective February 1, 2009 through January 31, 2010, the fund is authorized to effect periodic repurchases up to 5% of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value per share.

Effective February 1, 2010, the Fund may from time to time repurchase shares in the open market at the option of the Board of Trustees and on such terms as the Trustee may determine.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2010